Loans Receivable Held for Investment, Activity in Allowance for Loan Losses by Loan Type (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	$ 3,215	$ 2,771	$ 3,182	$ 2,929	$ 2,929	$ 4,069
Provision for (recapture of) loan losses	0	47	29	(301)	(7)	(1,254)
Recoveries	0	0	4	190	260	114
Loans charged off	0	0	0	0	0	0
Ending balance	3,215	2,818	3,215	2,818	3,182	2,929
Real Estate [Member] | Single Family [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	312	328	312	369	369
Provision for (recapture of) loan losses	9	0	5	(41)
Recoveries	0	0	4	0
Loans charged off	0	0	0	0
Ending balance	321	328	321	328	312	369
Real Estate [Member] | Multi-Family [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	2,424	1,932	2,319	1,880	1,880
Provision for (recapture of) loan losses	1	66	106	118
Recoveries	0	0	0	0
Loans charged off	0	0	0	0
Ending balance	2,425	1,998	2,425	1,998	2,319	1,880
Real Estate [Member] | Commercial Real Estate [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	169	58	133	52	52	71
Provision for (recapture of) loan losses	17	0	53	6	81	(19)
Recoveries	0	0	0	0	0	0
Loans charged off	0	0	0	0	0	0
Ending balance	186	58	186	58	133	52
Real Estate [Member] | Church [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	282	401	362	603	603	1,081
Provision for (recapture of) loan losses	(28)	(24)	(108)	(416)	(501)	(592)
Recoveries	0	0	0	190	260	114
Loans charged off	0	0	0	0	0	0
Ending balance	254	377	254	377	362	603
Real Estate [Member] | Construction [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	22	44	48	19	19	17
Provision for (recapture of) loan losses	0	6	(26)	31	29	2
Recoveries	0	0	0	0	0	0
Loans charged off	0	0	0	0	0	0
Ending balance	22	50	22	50	48	19
Commercial - Other [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	6	5	7	6	6	6
Provision for (recapture of) loan losses	(1)	0	(2)	(1)	1	0
Recoveries	0	0	0	0	0	0
Loans charged off	0	0	0	0	0	0
Ending balance	5	5	5	5	7	6
Consumer [Member]
Allowance for Loan and Lease Losses by Loan Type [Roll Forward]
Beginning balance	0	3	1	0	0	0
Provision for (recapture of) loan losses	2	(1)	1	2	1	0
Recoveries	0	0	0	0	0	0
Loans charged off	0	0	0	0	0	0
Ending balance	$ 2	$ 2	$ 2	$ 2	$ 1	$ 0